UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Address of Principal Executive Offices)                  (Zip Code)

Summit Services, Inc.

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP,

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	StockCar Stocks Index Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 95.96%

Amusement And Recreation Services - 6.84%
19,250	Dover Motorsports, Inc.	$ 116,655
2,075	International Speedway Corp. - Class A	109,373
2,300	RC2 Corp. *	92,023
2,700	Speedway Motorsports, Inc.	107,946
		425,997
Auto Parts Retailers - 3.47%
5,940	CSK Auto Corp. *	109,296
2,150	Genuine Parts Co.	106,640
		215,936
Banks - 1.55%
1,980	Bank Of America	96,802

Beverages - 1.38%
1,175	Brown Forman Corp.	85,869

Building Materials, Hardware And Garden Supply - 4.65%
3,300	Lowes Companies, Inc.	101,277
2,600	The Home Depot, Inc.	102,310
1,750	USG Corp. *	85,820
		289,407
Business Services - 1.72%
3,675	Aaron Rents, Inc.	107,310

Chemicals And Allied Products - 1.71%
2,100	E.I. Du Pont De Nemours And Co.	106,764

Communications - 5.63%
5,451	Sprint Nextel Corp.	112,890
1,750	Alltel Corp.	118,213
2,875	AT&T, Inc.	119,313
		350,415
Crude Petroleum & Natural Gas - 1.89%
1450	Royal Dutch Shell Plc.	117,740

Electronic & Other Electrical Equipment, Except Computers - 7.16%
19,500	Sirius Satellite Radio, Inc. *	58,890
3,575	Texas Instruments, Inc.	134,527
2,550	Sony Corp.	130,994
7,350	Infineon Technologies AG - ADR *	121,496
		445,906
Food And Kindred Products - 14.21%
3,725	Conagra Foods, Inc.	100,054
2,050	Kellogg Co.	106,170
2,150	Anheuser-Busch Companies, Inc.	112,144
1,350	Molson Coors Brewing Co.	124,821
1,710	Pepsico, Inc.	110,894
2,225	The Coca-Cola Co.	116,390
1,750	General Mills, Inc.	102,235
1,350	Diageo Plc.	112,469
		885,175
General Merchandise Stores - 3.20%
2,750	Office Depot, Inc. *	83,325
1,825	Target Corp.	116,070
		199,395
Home Furniture, Furnishings And Equipment Stores - 3.19%
6,000	Radioshack Corp.	198,840

Industrial And Commercial Machines - 3.91%
1,275	The Black & Decker Corp.	112,595
1,675	Caterpillar, Inc.	131,153
		243,748
Motor Freight Transportation And Warehousing - 3.30%
1,375	United Parcel Service, Inc.	100,375
950	Fedex Corp.	105,422
		205,797
Petroleum Refining And Related Industries - 8.04%
1,350	Exxon Mobil Corp.	113,238
2,300	Marathon Oil Corp.	137,908
1,400	Chevron Corp.	117,936
1,650	Sunoco, Inc.	131,472
		500,554
Pharmaceutical Preparations - 1.18%
1400	Glaxosmithkline PLC ADR	73,318

Printing, Publishing, And Allied Industries - 1.70%
4,625	News Corp. - Class B	106,098

Property & Casualty Insurance - 1.60%
1,625	Allstate Corp.	99,954

Retail - Eating Places - 1.92%
2,450	Burger King Holdings, Inc.	64,533
3,000	Dominos Pizza, Inc.	54,810
		119,343
Rubber And Miscellaneous Products - 4.47%
3,560	Newell Rubbermaid, Inc.	104,771
5,000	The Goodyear Tire & Rubber Co. *	173,800
		278,571
Services - Miscellaneous Amusement & Recreation - 1.67%
230	Citadel Braodcasting Corp.	1,484
3,000	Walt Disney Co.	102,420
		103,904
Surgery & Medical Instruments -1.85%
1325	3M Co.	114,997

Wholesale-Motor Vehicle Supplies & New Parts - 8.16%
13,725	Ford Motor Co. *	129,290
1,650	Daimlerchrysler AG	151,718
3,350	General Motors Corp.	126,630
800	Toyota Motor Corp.	100,704
		508,341
Wholesale Trade - Non-Durable - 1.56%
1,525	Ashland, Inc.	97,524

TOTAL FOR COMMON STOCK (Cost $4,635,231) - 95.96%		$ 5,977,703

UNIT INVESTMENT TRUSTS - 0.97%
400	Standard & Poors Depository Receipts	60,128

TOTAL FOR UNIT INVESTMENT TRUSTS (Cost $46,936) - 0.97%		$ 60,128

SHORT TERM INVESTMENTS - 2.93%
182,514	First American Prime Obligation Fund Class Y 4.94% ** (Cost $182,514)	182,514

TOTAL INVESTMENTS (Cost $4,864,681) - 99.86%		$ 6,220,345

OTHER ASSETS LESS LIABILITIES - 0.14%		8,896

NET ASSETS - 100.00%		$ 6,229,241

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Stock Car Stocks Index Fund
1. SECURITY TRANSACTIONS
At June 30, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,864,681 amounted to $1,355,664 which consisted of aggregate gross unrealized appreciation of
$8,281 and aggregate gross unrealized depreciation of $60,007.

 ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/Allan Westcott

President

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Allan Westcott

President

Date August 23, 2007

By /s/Angelo Alleca

Treasurer

Date August 23, 2007